Annual Total Returns - BLACKROCK LIFEPATH INDEX 2045 FUND (Investor A and Institutional Shares) [BarChart] - Investor A, Institutional - BLACKROCK LIFEPATH INDEX 2045 FUND - Investor A Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	15.27%
Annual Return 2013	19.96%
Annual Return 2014	6.74%
Annual Return 2015	(0.94%)
Annual Return 2016	8.00%
Annual Return 2017	20.77%
Annual Return 2018	(7.87%)
Annual Return 2019	25.91%
Annual Return 2020	14.35%